11. Land use right, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ZHEJIANG TIANLAN
Land use right	7,361	7,315
Less: Accumulated amortisation	(1,167)	(980)
Net	6,194	6,335
Amortisation expense	141	177	148
ZHEJIANG JIAHUAN
Land use right	7,987	7,987
Less: Accumulated amortisation	(1,210)	(1,047)
Net	6,777	6,940
Amortisation expense	163	163	163